Derivative financial instruments - Summary of maturities of derivative assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 24,395	$ 12,402
Derivative liabilities held for trading	(22,440)	(13,449)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	634	272
Derivative liabilities held for trading	(2,346)	(643)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,753	2,192
Derivative liabilities held for trading	(1,961)	(1,567)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	15,437	6,823
Derivative liabilities held for trading	(12,129)	(8,273)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,527	3,105
Derivative liabilities held for trading	(6,004)	(2,966)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	44	10
Derivative liabilities held for trading	0	0
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	11,554	5,712
Derivative liabilities held for trading	(12,381)	(7,567)
Within one year | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	536	168
Derivative liabilities held for trading	(587)	(191)
Within one year | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,971	1,544
Derivative liabilities held for trading	(1,615)	(1,340)
Within one year | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7,157	2,678
Derivative liabilities held for trading	(7,255)	(4,551)
Within one year | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,848	1,322
Derivative liabilities held for trading	(2,924)	(1,485)
Within one year | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	42	0
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,516	1,888
Derivative liabilities held for trading	(2,572)	(1,835)
1-2 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	14	52
Derivative liabilities held for trading	(95)	(2)
1-2 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	445	429
Derivative liabilities held for trading	(318)	(179)
1-2 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,740	847
Derivative liabilities held for trading	(1,157)	(1,053)
1-2 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,317	553
Derivative liabilities held for trading	(1,002)	(601)
1-2 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	7
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,532	1,000
Derivative liabilities held for trading	(1,071)	(723)
2-3 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10	1
Derivative liabilities held for trading	(3)	(13)
2-3 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	150	167
Derivative liabilities held for trading	(23)	(39)
2-3 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	749	547
Derivative liabilities held for trading	(539)	(460)
2-3 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	623	285
Derivative liabilities held for trading	(506)	(211)
2-3 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	891	678
Derivative liabilities held for trading	(1,296)	(498)
3-4 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10	1
Derivative liabilities held for trading	(629)	(5)
3-4 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	63	47
Derivative liabilities held for trading	(4)	(7)
3-4 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	442	456
Derivative liabilities held for trading	(328)	(351)
3-4 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	376	174
Derivative liabilities held for trading	(335)	(135)
3-4 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	651	496
Derivative liabilities held for trading	(807)	(549)
4-5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	9	0
Derivative liabilities held for trading	(319)	(173)
4-5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	35	4
Derivative liabilities held for trading	(1)	(2)
4-5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	316	368
Derivative liabilities held for trading	(214)	(282)
4-5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	291	124
Derivative liabilities held for trading	(273)	(92)
4-5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,251	2,628
Derivative liabilities held for trading	(4,313)	(2,277)
Over 5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	55	50
Derivative liabilities held for trading	(713)	(259)
Over 5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	89	1
Derivative liabilities held for trading	0	0
Over 5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,033	1,927
Derivative liabilities held for trading	(2,636)	(1,576)
Over 5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,072	647
Derivative liabilities held for trading	(964)	(442)
Over 5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 2	$ 3